SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (515)	$ (2)	$ (66)
Accounts payable and accrued liabilities	(282)	(91)	17
Other assets and liabilities	81	(62)	(4)
Increase (decrease) in working capital	$ (716)	$ (155)	$ (53)